Basis of Presentation and General Information (Details)				12 Months Ended
		Jun. 25, 2020	Feb. 26, 2019	Dec. 31, 2020
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio		0.0625	0.067
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]			1T
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]			1T
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Gloriuship
Date of delivery				Nov. 03, 2015
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Geniuship
Date of delivery				Oct. 13, 2015
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Leadership
Date of delivery				Mar. 19, 2015
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Premiership
Date of delivery				Sep. 11, 2015
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Gladiatorship
Date of delivery				Sep. 29, 2015
Date of sale/disposal				Oct. 11, 2018
Guardian Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3]			1T
Vessel name				Guardianship
Date of delivery				Oct. 21, 2015
Date of sale/disposal				Nov. 19, 2018
Champion Ocean Navigation Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4],[5]			O1
Vessel name				Championship
Date of delivery				Dec. 07, 2015
Date of sale/disposal				Nov. 07, 2018
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			N0
Vessel name				Squireship
Date of delivery				Nov. 10, 2015
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[6]			N0
Vessel name				Knightship
Date of delivery				Dec. 13, 2016
Date of sale/disposal				Jun. 29, 2018
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			N0
Vessel name				Lordship
Date of delivery				Nov. 30, 2016
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[7]			O1
Vessel name				Partnership
Date of delivery				May 31, 2017
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[8]			O1
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[9]			D8
Vessel name				Bremen Max
Date of delivery				Sep. 11, 2008
Date of sale/disposal				Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[9]			D8
Vessel name				Hamburg Max
Date of delivery				Sep. 25, 2008
Date of sale/disposal				Mar. 10, 2014
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			D0
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[10]			K3
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[10]			D8
Vessel name				Clipper Glory
Date of delivery				May 21, 2010
Date of sale/disposal				Dec. 04, 2012
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[10]			D8
Vessel name				Clipper Glory
Date of delivery				May 21, 2010
Date of sale/disposal				Oct. 15, 2012
Atlantic Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[11]			D8
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Fellowship
Date of delivery				Nov. 22, 2018
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3]			N0
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[6]			1T
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			N0
Vessel name				Goodship
Date of delivery				Aug. 07, 2020

[1]	Management companies
[2]	Subsidiaries wholly owned
[3]	Dissolved on October 23, 2020
[4]	Dissolved on December 22, 2020
[5]	Previously known as Champion Ocean Navigation Co., of the Republic of Liberia and redomiciled to the Republic of Malta on May 23, 2018
[6]	Bareboat charterers
[7]	Previously known as Partner Shipping Co., of the Republic of the Marshall Islands and redomiciled to the Republic of Malta on May 23, 2018
[8]	Chartering services company
[9]	Dormant companies
[10]	Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")
[11]	Dissolved on April 30, 2020